Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Components of Lease Expense	The components of lease expense were as follows:
Year Ended December 31, 2022
Operating lease cost	$398,498
Short term lease cost	139,136
Total net lease cost	$537,634

Schedule of Supplemental Cash Flow and Other Information Related to Leases	Supplemental cash flow and other information related to leases was as follows:
Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	206,944
Weighted average remaining lease term (in years):	6.02
Weighted average discount rate:	12.50%

Schedule of Future Minimum Payments Required under the Lease	Total future minimum payments required under the lease as of December 31, are as follows:
For the Twelve Months Ended December 31,	Operating Leases
2023	$583,728
2024	550,705
2025	517,231
2026	532,424
2027	548,073
Thereafter	754,064
Total lease payments	3,486,225
Less: Amounts representing interest	(1,081,698)
Total lease obligations	2,404,526
Less: Current	(326,908)
$2,077,618